[LOGO OMITTED]
                                 The Nevis Fund

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                NOVEMBER 30, 2002
                                   (UNAUDITED)

SCHEDULE OF INVESTMENTS                                    THE NEVIS FUND, INC.
November 30, 2002                                                   (Unaudited)


                                                                       Market
                                                                        Value
                                                    Shares              (000)
                                                   --------           ---------


COMMON STOCK 88.1%
AEROSPACE & DEFENSE 3.7%
   Armor Holdings*                                  68,700              $   984
--------------------------------------------------------------------------------
BIOLOGICAL PRODUCTS 15.8%
   Connetics*                                      273,550                3,284
   Gene Logic*                                     125,000                  979
--------------------------------------------------------------------------------
                                                                          4,263
--------------------------------------------------------------------------------
COMMUNICATION SERVICES 8.1%
   American Tower, Cl A*                           550,819                2,181
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING 7.3%
   Crown Cork & Seal*                              226,210                1,954
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS 4.6%
   Vicor*                                          147,975                1,233
--------------------------------------------------------------------------------
FINANCIAL SERVICES 6.6%
   Providian Financial*                            291,072                1,770
--------------------------------------------------------------------------------
SERVICES-BUSINESS SERVICES 14.1%
   Ebenx*                                          415,600                1,920
   TMP Worldwide*                                   60,938                  888
   Wind River Systems*                             163,248                  989
--------------------------------------------------------------------------------
                                                                          3,797
--------------------------------------------------------------------------------
SERVICES-COMPUTER INTEGRATED SYSTEMS
DESIGN 3.7%
   Parametric Technology*                          320,368                  993
--------------------------------------------------------------------------------
SERVICES-COMPUTER PROCESSING & DATA
PREPARATION 11.5%
   CSG Systems International*                       57,800                  815
   WebMD*                                          267,996                2,294
--------------------------------------------------------------------------------
                                                                          3,109
--------------------------------------------------------------------------------
SERVICES-COMPUTER PROGRAMMING SERVICES 1.2%
   Primus Knowledge Solutions*                     704,000                  331
--------------------------------------------------------------------------------
SERVICES-PREPACKAGED SOFTWARE 6.8%
   Clarus*                                          98,200                  552
   Rational Software*                              139,000                1,287
--------------------------------------------------------------------------------
                                                                          1,839
--------------------------------------------------------------------------------
TELEVISION BROADCASTING STATIONS 4.7%
   Clear Channel Communications*                    29,400                1,278
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost $92,379)                                                        23,732
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                     THE NEVIS FUND, INC.
November 30, 2002 (Concluded)                                        (Unaudited)

                                                                        Market
                                                   Shares/Face           Value
                                                  Amount (000)           (000)
                                                 --------------        ---------


CASH EQUIVALENT 0.4%
   SEI Daily Income Trust                             108,889           $   109
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
   (Cost $109)                                                              109
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT 3.3%
   Morgan Stanley 1.00%, dated 11/30/02, matures
     12/02/02, repurchase price $877,210
     (collateralized by U.S. Treasury Bond,
     total market value $894,709) (A)                $    877               877
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
   (Cost $877)                                                              877
--------------------------------------------------------------------------------
TOTAL INVESTMENTS 91.8%
   (Cost $93,365)                                                       $24,718
--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $26,924.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
CL-- CLASS

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)                   THE NEVIS FUND, INC.
As of November 30, 2002                                             (Unaudited)

--------------------------------------------------------------------------------


ASSETS:
   Investment securities
     (Cost $93,365)                                                    $ 24,718
   Cash                                                                   1,645
   Interest receivable                                                        2
   Investment securities sold                                               954
   Capital shares sold                                                       48
--------------------------------------------------------------------------------
   Total Assets                                                          27,367
--------------------------------------------------------------------------------
LIABILITIES:
   Investment securities purchased                                          347
   Capital shares redeemed                                                   14
   Investment advisory fees payable                                          82
--------------------------------------------------------------------------------
   Total Liabilities                                                        443
--------------------------------------------------------------------------------
   Net Assets                                                          $ 26,924
--------------------------------------------------------------------------------

NET ASSETS:
   Paid in Capital (unlimited authorization-- no par value) based
     on 3,304,171 outstanding shares of beneficial interest            $169,702
   Accumulated net investment loss                                         (170)
   Accumulated net realized loss on investments                         (73,961)
   Net unrealized depreciation on investments                           (68,647)
--------------------------------------------------------------------------------
   Total Net Assets                                                    $ 26,924
--------------------------------------------------------------------------------
   Net Asset Value, Offering and Redemption Price Per Share               $8.15
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                               THE NEVIS FUND, INC.
For the six month period ended November 30, 2002 (Unaudited)


--------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest Income                                                    $     11
--------------------------------------------------------------------------------
Total Investment Income                                                      11
--------------------------------------------------------------------------------
EXPENSES:
    Investment Advisory Fees (See Note 4)                                   181
--------------------------------------------------------------------------------
Total Expenses                                                              181
--------------------------------------------------------------------------------
Net Investment Loss                                                        (170)
--------------------------------------------------------------------------------
Net Realized Loss on Investments                                        (25,367)
Net Change in Unrealized Appreciation on Investments                     17,888
--------------------------------------------------------------------------------
Net Realized and Unrealized Loss on Investments                          (7,479)
--------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting from Operations                   $ (7,649)
================================================================================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                                                                        THE NEVIS FUND, INC.
For the six month period ended November 30, 2002 (Unaudited) and for the year ended May 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                         6/1/02                       6/1/01
                                                                                           to                           to
                                                                                        11/30/02                      5/31/02
                                                                                      -------------                -------------
INVESTMENT ACTIVITIES:
    Net Investment Loss                                                                $   (170)                    $   (752)
    Net Realized Loss on Investments                                                    (25,367)                     (28,756)
    Net Change in Unrealized Appreciation (Depreciation) on Investments                  17,888                       (4,788)
------------------------------------------------------------------------------------------------------------------------------------
    Net Decrease in Net Assets Resulting From Operations                                 (7,649)                     (34,296)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
    Proceeds from Shares Issued                                                           1,452                       12,107
    Cost of Shares Repurchased                                                           (3,511)                     (21,190)
------------------------------------------------------------------------------------------------------------------------------------
    Decrease in Net Assets from Capital Share Transactions                               (2,059)                      (9,083)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DECREASE IN NET ASSETS                                                             (9,708)                     (43,379)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
    Beginning of Period                                                                  36,632                       80,011
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
    End of Period                                                                      $ 26,924                     $ 36,632
====================================================================================================================================
CAPITAL SHARE TRANSACTIONS:
    Shares Issued                                                                           219                          884
    Shares Redeemed                                                                        (506)                      (1,592)
------------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN SHARES FROM CAPITAL SHARE TRANSACTIONS                                     (287)                        (708)
====================================================================================================================================

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                                                                           THE NEVIS FUND, INC.
For a Share Outstanding for the six month period ended November 30, 2002 (Unaudited), and for the periods ended May 31,


                                   Realized                                                                     Ratio
              Net                     and                       Net                     Net                    of Net
             Asset                Unrealized  Distributions    Asset                  Assets       Ratio     Investment
             Value        Net   Gains (Losses)    From         Value                    End     of Expenses     Loss      Portfolio
           Beginning  Investment      on         Capital        End        Total     of Period  to Average   to Average   Turnover
           of Period     Loss     Securities      Gains      of Period    Return+      (000)    Net Assets   Net Assets     Rate
====================================================================================================================================
2002*        $10.20     $(0.14)   $  (1.91)     $   --       $  8.15      (20.10)%   $ 26,924       1.50%      (1.40)%       4.70%
2002          18.62      (0.32)      (8.10)         --         10.20      (45.22)      36,632       1.50       (1.33)       26.20
2001          30.98      (0.31)     (12.05)         --         18.62      (39.90)      80,011       1.50       (1.45)       21.86
2000          19.01      (0.19)      14.81(2)    (2.65)        30.98       77.91**    197,497       1.50       (1.24)       56.50
1999(1)       10.00      (0.01)       9.02          --         19.01       90.10**      9,975       1.50       (1.03)      251.60
------------------------------------------------------------------------------------------------------------------------------------

    AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  * FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 2002. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 ** THE FUND BENEFITED SUBSTANTIALLY FROM FIRST-DAY REALIZED AND UNREALIZED
    GAINS FROM INITIAL PUBLIC OFFERINGS DURING THESE PERIODS. THESE GAINS WERE PARTICULARLY NOTEWORTHY GIVEN THE FUND'S RELATIVELY SMALL ASSET BASE DURING PORTIONS OF THESE PERIODS. IT IS UNLIKELY THAT THE FUND WILL BENEFIT TO THE SAME EXTENT FROM THESE TYPES OF GAINS IN THE FUTURE, ESPECIALLY IF FUND ASSETS REMAIN AT CURRENT LEVELS OR IF THEY INCREASE.
  + RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. TOTAL
    RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIODS INDICATED.
(1) THE NEVIS FUND, INC. COMMENCED OPERATIONS ON JUNE 29, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) THE AMOUNT SHOWN FOR THE YEAR ENDED MAY 31, 2000 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET GAINS ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                               THE NEVIS FUND, INC.
November 30, 2002                                                    (Unaudited)


1. ORGANIZATION:

THE NEVIS FUND, INC. (the "Fund") was incorporated in Maryland on February 20, 1998. The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The Fund's prospectus provides a description of the Fund's investment goals and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

   SECURITY VALUATION -- Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid price. Short term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Directors.

   FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net capital gains to its shareholders. Accordingly, no provision for federal income taxes is required.

   SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

   NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

   DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ORGANIZATIONAL COSTS:

Organizational costs of $28,806 have been capitalized by the Fund and are being amortized over sixty months commencing on the date of inception of the Fund. In the event the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. The balance of the unamortized organizational costs at November 30, 2002 is $1,909, and will be fully amortized on June 29, 2003.

4. INVESTMENT MANAGEMENT ARRANGEMENTS:

The Fund and Nevis Capital Management LLC (the "Adviser") are parties to an Investment Management Agreement under which the Adviser receives an annual fee equal to 1.50% of the average daily net assets of the Fund. Pursuant to its Investment Management Agreement with the Fund, the Adviser has agreed to bear all ordinary expenses incurred by the Fund in the conduct of its operations. The Fund will bear any extraordinary expenses incurred in the course of its business.

5. ADMINISTRATION, TRANSFER AGENCY AND SERVICES, CUSTODIAN AND DISTRIBUTION
   AGREEMENTS:

As discussed above, the Adviser has agreed to bear all ordinary expenses incurred in the conduct of the Fund's operations. This includes the following contractual relationships:

The Fund and SEI Investments Global Funds Services (formerly SEIInvestments Mutual Funds Services) (the "Administrator") are parties to an Administration Agreement under which the Administrator provides administrative services for an annual fee, computed daily and paid monthly, at the annual rate of 0.12% of the first $100 million of the average daily net assets of the Fund, 0.10% of the next $100 million of such assets, and 0.08% of such assets in excess of $200 million subject to a minimum annual fee of $120,000. For the six month period ended November 30, 2002, the Administrator received $57,862.

Forum Shareholder Services, LLC (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)                   THE NEVIS FUND, INC.
November 30, 2002                                                    (Unaudited)


for the Fund under a Transfer Agency and Services Agreement with the Fund.

The Fund and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement. For its services, the Distributor received $611 for the six month period ended November 30, 2002.

First Union National Bank serves as custodian (the "Custodian") for the Fund.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six month period ended November 30, 2002 were as follows (000):

Purchases
  U.S. Gov't ............................        $     --
  Other .................................           1,125
Sales
  U.S. Gov't ............................        $     --
  Other .................................           4,419


At November 30, 2002, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at November 30, 2002, is as follows (000):


Federal Tax Cost.........................        $ 93,365
                                                 ========
Aggregate gross unrealized
  appreciation .........................            2,910
Aggregate gross unrealized
  depreciation .........................          (71,557)
                                                 --------
Net unrealized depreciation ............         $(68,647)
                                                 ========

7. FEDERAL TAX INFORMATION:

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future Capital gains. As of May 31, 2002, the Fund had the following capital loss carryforwards:

                 EXPIRES                  AMOUNT (000)
                 -------                  ------------
                  2010                      $20,955
                  2009                       15,922

                                      NOTES

                               INVESTMENT ADVISER
                          Nevis Capital Management LLC
                              1119 St. Paul Street
                               Baltimore, MD 21202

                                  ADMINISTRATOR
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                    DIRECTORS
                                 Joseph Hardiman
                                Bailey Morris-Eck
                                  Charles Noell
                                    Jon Baker
                              David Wilmerding, III

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103

                         INDEPENDENT PUBLIC ACCOUNTANTS
                                    KPMG LLP
                               1601 Market Street
                           Philadelphia, PA 19103-2499

NEV-SA-001-0200